Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) $ in Thousands		12 Months Ended
	Dec. 30, 2021	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		$ 3,064,242,319	$ 1,268,252,493
Non-current Assets		8,801,337,413	8,232,071,103
Current Liabilities		3,168,491,880	2,132,326,217
Non-current Liabilities		4,308,148,549	4,021,504,481
Cash and cash equivalents		875,213,699	309,975,140		$ 332,036,013	$ 235,684,500
Revenues		4,379,000,090	2,829,682,404		2,548,384,317
Financial costs		(193,618,033)	(174,043,116)		(127,408,771)
Foreign exchange profits (losses)		18,401,453	(15,334,368)		(23,272,231)
Depreciation and amortization expense		(238,272,951)	(210,927,656)		(229,957,019)
Income tax expense		(469,696,880)	(15,138,658)		81,305,107
Profit (loss)		1,308,983,789	100,710,134		(52,386,835)
Comprehensive Income		1,431,368,724	10,240,748		$ 66,969,126
Sale of equity interest			11,786,767
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		168,628,712	135,535,995
Non-current Assets		1,732,116,130	1,551,052,079
Current Liabilities		258,607,318	204,485,491
Non-current Liabilities		1,604,925,084	1,464,982,676
Revenues		1,342,760,054	1,025,300,274
Profit (loss)		20,539,585	10,862,103
Comprehensive Income		20,092,530	13,077,346
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets			15,011,284
Non-current Assets			105,903,882
Current Liabilities			13,781,434
Non-current Liabilities			87,989,309
Profit (loss)		(148,103)	98,684
Comprehensive Income		4,679,649	$ 5,289,612
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		15,891,445
Non-current Assets		2,214,410
Current Liabilities		7,578,722
Non-current Liabilities		404,066
Revenues		4,239,501
Profit (loss)		(884,964)
Comprehensive Income		(864,659)
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest			50.00%	50.00%
Revenues			$ 896,616
Other fixed operating expenses			(239,154)
Depreciation and amortization expense			(824,314)
Other Income			25,735
Interest income			61,769
Income tax expense			(505,710)
Profit (loss)			(585,058)
Comprehensive Income			(585,058)
Percentage of ownership interest transferred	50.00%
Sale of equity interest			11,786,767	$ 13,862,707
Profit on sale of equity interest			9,968,845
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		2,556	4,008,576
Current Liabilities		12,779
Non-current Liabilities			4,006,021
Cash and cash equivalents		2,556	$ 2,555
Other fixed operating expenses		(5,501,586)
Profit (loss)		(5,501,586)
Comprehensive Income		$ (5,501,586)
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest		50.00%
Current Assets		$ 237,410
Non-current Assets		59,474,494
Current Liabilities		1,927
Non-current Liabilities		886,326
Cash and cash equivalents		1,557
Other fixed operating expenses		(600,822)
Financial costs		(129)
Foreign exchange profits (losses)		58,279
Income per adjustment units		3,497
Profit (loss)		(539,175)
Comprehensive Income		$ (539,175)